Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of May 2013

Collection Period Start	1-May-13	Distribution Date	17-Jun-13
Collection Period End	31-May-13	30/360 Days	30
Beg. of Interest Period	15-May-13	Actual/360 Days	33
End of Interest Period	17-Jun-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,168,693,999.35	632,573,320.17	593,487,472.42	0.5078211
Total Securities		1,168,693,999.35	632,573,320.17	593,487,472.42	0.5078211
Class A-1 Notes	0.349850%	156,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	0.379200%	378,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.920000%	351,000,000.00	348,879,320.82	309,793,473.07	0.8826025
Class A-4 Notes	1.100000%	85,000,000.00	85,000,000.00	85,000,000.00	1.0000000
Certificates	0.000000%	198,693,999.35	198,693,999.35	198,693,999.35	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	39,085,847.75	267,474.15	111.3556916	0.7620346
Class A-4 Notes	0.00	77,916.67	0.0000000	0.9166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	39,085,847.75	345,390.82

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				8,976,614.16
Monthly Interest				3,458,359.16
Total Monthly Payments				12,434,973.32

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				347,954.40
Aggregate Sales Proceeds Advance				10,940,805.00
Total Advances				11,288,759.40

Vehicle Disposition Proceeds:
Reallocation Payments				20,991,519.63
Repurchase Payments				1,057,101.99
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				14,173,408.35
Excess Wear and Tear and Excess Mileage				187,252.40
Remaining Payoffs				0.00
Net Insurance Proceeds				269,568.65
Residual Value Surplus				773,726.32
Total Collections				61,176,310.06

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	16,354,483.54			1,115
Involuntary Repossession	115,393.00			8
Voluntary Repossession	87,671.00			4
Full Termination	4,336,782.00			274
Bankruptcy	97,190.09			5
Insurance Payoff		265,769.54		16
Customer Payoff			177,260.66	10
Grounding Dealer Payoff			9,983,008.21	500
Dealer Purchase			3,122,686.15	154
Total	20,991,519.63	265,769.54	13,282,955.02	2,086

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of May 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	35,361	734,594,658.82	7.00000%	632,573,320.17
Total Depreciation Received		(9,609,440.21)		(8,630,407.62)
Principal Amount of Gross Losses	(34)	(677,366.79)		(582,150.51)
Repurchase / Reallocation	(62)	(1,171,382.38)		(1,057,101.99)
Early Terminations	(769)	(13,499,162.74)		(11,538,894.02)
Scheduled Terminations	(1,018)	(19,759,130.65)		(17,277,293.61)
Pool Balance - End of Period	33,478	689,878,176.05		593,487,472.42

Remaining Pool Balance
Lease Payment				114,582,362.66
Residual Value				478,905,109.76
Total				593,487,472.42

III. DISTRIBUTIONS

Total Collections					61,176,310.06
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					61,176,310.06

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					444,800.62
3. Reimbursement of Sales Proceeds Advance					14,174,485.42
4. Servicing Fee:
Servicing Fee Due					527,144.43
Servicing Fee Paid					527,144.43
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					15,146,430.47

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					267,474.15

Class A-3 Notes Monthly Interest Paid					267,474.15
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of May 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	77,916.67

Class A-4 Notes Monthly Interest Paid	77,916.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	345,390.82
Total Note and Certificate Monthly Interest Paid	345,390.82
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	45,684,488.77

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	39,085,847.75

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	39,085,847.75
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,598,641.02

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of May 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,843,470.00
Required Reserve Account Amount		17,530,409.99
Beginning Reserve Account Balance		17,530,409.99
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		17,530,409.99
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		6,598,641.02
Gross Reserve Account Balance		24,129,051.01
Remaining Available Collections Released to Seller		6,598,641.02
Total Ending Reserve Account Balance		17,530,409.99

V. POOL STATISTICS

Weighted Average Remaining Maturity		9.65
Monthly Prepayment Speed		75%
Lifetime Prepayment Speed		78%

	$	units
Recoveries of Defaulted and Casualty Receivables	707,847.58
Securitization Value of Defaulted Receivables and Casualty Receivables	582,150.51	34
Aggregate Defaulted and Casualty Gain (Loss)	125,697.07
Pool Balance at Beginning of Collection Period	632,573,320.17
Net Loss Ratio	0.0199%

Cumulative Net Losses for all Periods	-0.0078%	(91,555.91)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,501,775.50	209
61-90 Days Delinquent	673,195.77	38
91-120+ Days Delinquent	266,605.44	14
Total Delinquent Receivables:	4,441,576.71	261
60+ Days Delinquencies as Percentage of Receivables	0.15%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	20,691,265.54	1,380
Securitization Value	21,208,238.67
Aggregate Residual Gain (Loss)	(516,973.13)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	132,204,010.38	8,207
Cumulative Securitization Value	132,610,275.13
Cumulative Residual Gain (Loss)	(406,264.75)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		17,833,210.28
Reimbursement of Outstanding Advance		14,174,485.42
Additional Advances for current period		10,940,805.00
Ending Balance of Residual Advance		14,599,529.86

Beginning Balance of Payment Advance		936,530.29
Reimbursement of Outstanding Payment Advance		444,800.62
Additional Payment Advances for current period		347,954.40
Ending Balance of Payment Advance		839,684.07

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No